Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Internet services	$ 328,882	$ 166,961	$ 53,790
Sale of third party anti-virus software	150	890	3,875
Total revenues	329,032	167,851	57,665
Cost of revenues:
Internet services	32,762	18,680	5,566
Sale of third party anti-virus software	40	238	1,185
Total cost of revenues	32,802	18,918	6,751
Subsidy income	2,570	151	266
Operating expenses:
Selling and marketing	58,178	46,836	12,603
General and administrative	34,295	19,054	5,051
Product development	156,269	64,962	24,505
Impairment loss on intangible assets	1,348	87	0
Total operating expenses	250,090	130,939	42,159
Income from operations	48,710	18,145	9,021
Interest income	6,715	2,541	317
Other (expense) income	1,243	(3)	(60)
Exchange (loss) gain	49	6,294	(267)
Impairment loss on long-term investments	(2,302)	(902)	0
Change in unrealized holding loss of trading securities	(52)	(220)	0
Gain on disposal of long-term investments and a subsidiary	8,332	0	0
Income before income tax expense and loss from equity method investments	62,695	25,855	9,011
Income tax expense	(11,379)	(10,874)	(463)
Loss from equity method investments	(4,845)	(437)	(57)
Net income	46,471	14,544	8,491
Add: Net loss attributable to noncontrolling interest	275	1,059	17
Net income attributable to Qihoo 360 Technology Co. Ltd.	46,746	15,603	8,508
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	46,746	14,832	5,465
Net income per share-basic (in dollars per share)	$ 0.26	$ 0.10	$ 0.05
Net income per share-diluted (in dollars per share)	$ 0.25	$ 0.09	$ 0.05
Weighted average shares used in calculating net income per share-basic (in shares)	176,442,866	149,068,287	71,350,571
Weighted average shares used in calculating net income per share-diluted (in shares)	183,623,235	172,992,515	71,350,571
Cost of revenues [Member]
Share based compensation expense included in:
Allocated Share-based Compensation Expense	4	16	0
Selling and marketing [Member]
Share based compensation expense included in:
Allocated Share-based Compensation Expense	21,260	31,455	524
General and administrative [Member]
Share based compensation expense included in:
Allocated Share-based Compensation Expense	8,365	4,549	337
Product development [Member]
Share based compensation expense included in:
Allocated Share-based Compensation Expense	20,976	11,969	3,145
Series A Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	203	1,855
Accretion of convertible participating redeemable preferred shares	0	203	815
Net income per share-basic (in dollars per share)		$ 0.02	$ 0.06
Weighted average shares used in calculating net income per share-basic (in shares)	0	8,356,247	32,603,760
Series B Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	313	2,156
Accretion of convertible participating redeemable preferred shares	0	313	1,250
Net income per share-basic (in dollars per share)		$ 0.03	$ 0.06
Weighted average shares used in calculating net income per share-basic (in shares)	0	9,755,085	37,878,789
Series C Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.	0	255	978
Accretion of convertible participating redeemable preferred shares	$ 0	$ 255	$ 978
Net income per share-basic (in dollars per share)		$ 0.12	$ 0.13
Weighted average shares used in calculating net income per share-basic (in shares)	0	2,057,209	7,659,818